Income Taxes (Details) - Schedule of deferred tax asset and liabilities - USD ($)	Jan. 31, 2021	Jan. 31, 2020
Schedule of deferred tax asset and liabilities [Abstract]
Net operating loss carryforwards (expire through 2038)	$ (1,106,339)	$ (698,308)
Stock issued for services	(844,520)	(436,904)
Intangible impairment expense	(525,000)	(525,000)
Valuation allowance	2,475,859	1,660,212
Net deferred taxes